BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Lynkwell [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	25,900
Settlement of pre-existing relationship (*).	5,936
Total consideration	31,836

Amounts recognized on acquisition date:
Cash and cash equivalents	1,555
Trade receivables	10,867
Inventory	2,732
Other receivables	1,234
Property and equipment	3,207
Right of use	266
Other payables	(2,781)
Trade payables	(2,996)
Lease liability	(273)
Total	13,811
Goodwill (**)	18,025
Total consideration	31,836

Cash paid upon the acquisition of a subsidiary	25,900
Cash and cash equivalents consolidated for the first time	(1,555)
As reported in cash flows from investing activities for the acquisition	24,345

(*) Including intercompany balances that were eliminated in the consolidated financial statements.

(**) The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Lynkwell's expressed by synergy of good reputation and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Lynkwell represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

Uppay [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	4,696
Deferred consideration	495
Total consideration	5,191

Amounts recognized on acquisition date:
Cash and cash equivalents	15
Segregated account	22
Trade receivables	43
Inventory	30
Other receivables	53
Customer relations	1,023
Technology	955
Property and equipment	787
Trade payables	(76)
Other payables	(54)
Deferred tax liability	(672)
Total	2,126
Goodwill (*)	3,065
Total consideration	5,191

Cash paid upon the acquisition of a subsidiary	4,696
Cash and cash equivalents consolidated for the first time	(15)
As reported in cash flows from investing activities for the acquisition	4,681

(*) The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Uppay's expressed by synergy of good reputation and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Uppay represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

(**) From the acquisition date, management determined that Uppay's business activity is fully integrated into an existing cash‑generating unit. Accordingly, and in line with IAS 36, the goodwill arising from the acquisition was allocated to the Unattended group of CGUs, which is expected to benefit from the synergies of the transaction.

Inepro Pay [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	2,705
Total consideration	2,705

Amounts recognized on the acquisition date:
Cash and cash equivalents	4
Trade receivables	633
Other receivables	82
Inventory	388
Customer relations	372
Technology	1,508
Trade payables	(499)
Other payables	(533)
Deferred tax liability	(320)
Total identifiable assets, net	1,635
Goodwill (*)	1,070
Total consideration	2,705

Cash paid upon the acquisition of a subsidiary	2,705
Cash and cash equivalents consolidated for the first time	(4)
As reported in cash flows from investing activities for the acquisition	2,701

(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for Inepro's expressed by synergy of good reputation, and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Inepro represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed

(**) From the acquisition date, management determined that Inepro Pay's business activity is fully integrated into an existing cash‑generating unit.

IOT Capital Technology Holdings LTD [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	5,690
Settlement in options	1,222
Financial instruments, net	(602)
Fair value of the equity investee	6,063
Settlement of pre-existing relationship (*)	2,613
Total consideration and previously held interests	14,986

Amounts recognized on the acquisition date:
Cash and cash equivalents	1,049
Other receivables	2,372
Capitalized development costs	1,998
Property and equipment	28
Rented units	731
Customer relations	1,328
Technology	1,576
Short-term bank loans	(775)
Accrued expenses	(684)
Trade payables	(183)
Other payables	(277)
Deferred tax liability	(668)
Total identifiable assets, net	6,495
Goodwill (**)	8,491
Total consideration and previously held interests	14,986

Cash paid upon the acquisition of a subsidiary	5,690
Cash and cash equivalents consolidated for the first time	(1,049)
As reported in cash flows from investing activities for the acquisition	4,641

(*) Including intercompany balances that were eliminated in the consolidated financial statements.

(**) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for IoT, are mainly attributable to expected synergies, good reputation, and an especially talented workforce. Thus, the Goodwill resulting from the acquisition of IoT represents the excess of the aggregate of the acquisition consideration and the fair value of the Company’s previously held equity interest at the acquisition date over the net identifiable assets acquired and liabilities assumed.

(***) From the acquisition date, management determined that IOT Capital Technology Holdings Ltd's business activity is fully integrated into an existing cash‑generating unit.

Tigapo Ltd [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	3,782
Deferred liability	2,244
Fair value of the call option	2,885
Fair Value of the equity investee	9,618
Settlement of pre-existing relationship (*)	4,127
Total consideration and previously held interests	22,656

Amounts recognized on merger date:
Cash and cash equivalents	264
Trade receivables	449
Other receivables	120
Property and equipment	1,331
Inventory	281
Customer relations	3,990
Technology	6,479
Trade payables	(412)
Other payables	(144)
Deferred tax liability	(2,408)
Total identifiable assets, net	9,950
Goodwill (**)	12,706
Total consideration and previously held interests	22,656

Cash paid upon the acquisition of a subsidiary	3,782
Cash and cash equivalents consolidated for the first time	(264)
As reported in cash flows from investing activities for the acquisition	3,518

       (*) Including intercompany balances that were eliminated in the consolidated financial statements.

(**) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for Tigapo, are mainly attributable to expected synergies, good reputation, and an especially talented workforce. Thus, the Goodwill resulting from the acquisition of Tigapo represents the excess of the aggregate of the acquisition consideration and the fair value of the Company’s previously held equity interest at the acquisition date over the net identifiable assets acquired and liabilities assumed.

(***) From the acquisition date, management determined that Tigapo's business activity is fully integrated into an existing cash‑generating unit.

VMtecnologia LTDA
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	11,345
Deferred consideration	2,205
Contingent consideration	1,209
Total consideration	14,759

Amounts recognized on the acquisition date:
Cash and cash equivalents	99
Trade receivables	669
Other receivables	651
Property and equipment	6,015
Right of use	46
Brand	1,292
Customer relations	3,773
Technology	2,926
Trade payables	(407)
Other payables	(710)
Other liabilities	(684)
Lease liability	(53)
Long term liabilities	(433)
Deferred Tax Liability	(2,734)
Total identifiable assets, net	10,450
Goodwill (*)	4,309
Total consideration	14,759

Cash paid upon the acquisition of a subsidiary	11,345
Cash and cash equivalents consolidated for the first time	(99)
As reported in cash flows from investing activities for the acquisition	11,246

(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for VM's expressed by synergy of good reputation, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of VM represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

Roseman Engineering Ltd. and Roseman Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Cash	4,089
Deferred consideration	555
Issuance of Ordinary Shares	505
Total consideration	5,149

Amounts recognized on the acquisition date:
Cash and cash equivalents	401
Trade receivables	2,643
Inventory	1,269
Other receivables	284
Right of use assets	1,466
Property and equipment	158
Customer relations	1,109
Technology	665
Deferred Income	(693)
Trade payables	(635)
Other liabilities	(754)
Other payables	(1,744)
Lease liabilities	(1,466)
Deferred Tax Liability	(408)
Total identifiable assets, net	2,295
Goodwill (*)	2,854
Total consideration	5,149

Cash paid upon the acquisition of a subsidiary	4,089
Cash and cash equivalents consolidated for the first time	(401)
As reported in cash flows from investing activities for the acquisition	3,688

(*) The elements and factors that the Company paid above the fair value of net identifiable assets recognized, represented as goodwill for Roseman's expressed by synergy of good reputation, brand identity, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of Roseman represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.

Retail Pro International, LLC
Disclosure of detailed information about business combination [line items]
Disclosure of consideration in respect of acquisition and amounts recognized in respect of assets purchased and liabilities assumed on purchase date, at fair value
US Dollars in thousands
Consideration paid in cash	18,759
Contingent Consideration	12,141
Total consideration	30,900

Amounts recognized on the acquistion date:
Cash and cash equivalents	430
Trade receivables	1,854
Other receivables	280
Property and equipment	140
Technology	20,148
Customer relations	7,092
Brand	3,031
Trade payables	(1,339)
Other payables	(924)
Deferred Tax Liability	(2,626)
Total identifiable assets, net	28,086
Goodwill (*)	2,814
Total consideration	30,900

Cash paid upon the acquisition of a subsidiary	18,759
Cash and cash equivalents consolidated for the first time	(430)
As reported in cash flows from investing activities for the acquisition	18,329

(*) The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for RPI's expressed by synergy of good reputation, and an especially talented workforce. Thus, the Goodwill resulted from the acquisition of RPI represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.